Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025 (October to December)	$ 45,102
2026	97,016
2027	990
Total lease payments	143,108
Less interest	(22,675)
Present value of lease liabilities	$ 120,433	$ 362,141	$ 939,419